Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Accounts Receivable

(in thousands)	Note	June 30 2021	December 31 2020
Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$4,034	$5,429
Trade receivables from sales of cobalt	6	7,177	-
Other accounts receivable		1,74 1	454

Total accounts receivable		$12,95 2	$5,883